Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)

			Unrecognized	Total
	Foreign currency	Unrealized	prior service cost	Accumulated
	translation	results on cash	of post-	other
		flow hedges	employment	comprehensive
			benefits	income (loss)

Balance at December 31, 2009	(128,021)	232	-	(127,789)
Current - period other comprehensive income	29,986	(861)	-	29,125
Balance at December 31, 2010	(98,035)	(629)	-	(98,664)
Current - period other comprehensive income	(50,307)	582	-	(49,725)
Balance at December 31, 2011	(148,342)	(47)	-	(148,389)
Current - period other comprehensive income	(8,125)	(1,094)	(1,213)	(10,432)
Balance at December 31, 2012	(156,467)	(1,141)	(1,213)	(158,821)